Annual Fund Operating Expenses - AZL Russell 1000 Growth Index Fund	Apr. 30, 2021
AZL Russell 1000 Growth Index Fund Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.68%	[1],[2]
AZL Russell 1000 Growth Index Fund Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.43%	[1],[2]

[1]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.35% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[2]	After Fee Waiver